May 29, 2020

Keith O’Connell, Esquire
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Global Funds, Inc. (“Registrant”)

Dear Mr. O’Connell:

In accordance with the provisions of Rule 497 of the Securities Act of 1933, we are hereby filing the above-captioned sticker.

The information contained in these eXtensible Business Reporting Language (“XBRL”) exhibits relates to the prospectus sticker filed under Rule 497 on May 20, 2020.

Please contact me at 410-345-2446, or in my absence, Brian R. Poole at 410-345-6646, if we may be of further assistance.

Sincerely,

/s/Charina Jones
Charina Jones